Taxes payable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxes payable [abstract]
Income tax (IRPJ and CSLL)	R$ 736,479	R$ 385,819
Contributions over revenue (PIS and COFINS)	71,726	95,026
Withholding income tax	66,074	45,896
Taxes on services (ISS)	11,067	14,802
Withholding taxes from services taken	5,749	5,230
Social security levied on gross revenue (INSS)	3,437	3,927
Other taxes and contributions	4,738	9,550
Total taxes payable	R$ 899,270	R$ 560,250